SHARE CAPITAL (Details Narrative) - CAD ($)	Jun. 30, 2026	Jan. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of shares issued for accounts payable settlement		9,515
Share capital recognized on settlement of accounts payable	$ 86,654,171	$ 27,232	$ 86,606,375	$ 54,994,088
Warrants recognized on settlement of accounts payable		4,803
Loss recognized on settlement of accounts payable		$ 4,535
Number of shares issued for services to directors		5,634
Share capital recognized on issuance of shares to director for services		$ 20,564
Gain on settlement of debt		$ 194,436